ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired intangible assets, net
Gross carrying amount	$ 11,262	$ 11,385
Accumulated amortization	(1,724)	(473)
Accumulated impairment loss	(1,022)	(1,022)
Net carrying amount	8,516	9,890
Amortization expenses	1,264	298	$ 5
Impairment loss of intangible assets	0
Expected amortization expenses
2020	1,264
2021	1,264
2022	1,264
2023	1,216
2024	684
Technology Platform
Acquired intangible assets, net
Intangible assets subject to amortization	90	90
Accumulated amortization	(90)	(90)
Non-compete Agreement
Acquired intangible assets, net
Intangible assets subject to amortization	9	9
Accumulated amortization	(7)	(7)
Accumulated impairment loss	(2)	(2)
Customer Base
Acquired intangible assets, net
Intangible assets subject to amortization	32	32
Accumulated amortization	(22)	(22)
Accumulated impairment loss	(10)	(10)
Technology
Acquired intangible assets, net
Intangible assets subject to amortization	2,915	2,951
Accumulated amortization	(660)	(85)
Net carrying amount	2,255	2,866
Branding
Acquired intangible assets, net
Intangible assets subject to amortization	6,786	6,871
Accumulated amortization	(735)	(57)
Net carrying amount	6,051	6,814
In-progress Orders
Acquired intangible assets, net
Intangible assets subject to amortization	190	192
Accumulated amortization	(190)	(192)
Members
Acquired intangible assets, net
Intangible assets subject to amortization	20	20
Accumulated amortization	(20)	(20)
Trademark/Domain Name
Acquired intangible assets, net
Intangible assets not subject to amortization	1,220	1,220
Accumulated impairment loss	(1,010)	(1,010)
Net carrying amount	$ 210	$ 210